UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

    Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

                                or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2009

Legg Mason Partners

Large Cap Growth Fund

Managed by	CLEARBRIDGE ADVISORS

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended May 31, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as first quarter 2009 GDP declined 5.5%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

When the reporting period began, speculation ended as to whether the U.S. would experience a recession. On December 1, 2008, the National Bureau of Economic Research (“NBER”) — which has the final say on when one begins and ends — announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles has been the accelerating weakness in the labor market. Since December 2007, approximately six million jobs have been shed and we have experienced seventeen consecutive months of job losses, matching the record that occurred during the 1981-82 recession. In addition, the unemployment rate continued to move steadily higher, rising from 8.9% in April to 9.4% in May 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months and, while home prices continued to fall, the pace of the decline has moderated somewhat. Other economic news also seemed to be “less negative.” Inflation remained low, May retail sales (excluding gasoline) were modestly higher and consumer sentiment rose a fourth straight month in June, albeit from a very low level. In addition, while 345,000 jobs were lost in May, it was substantially less than April’s 504,000 decline and the smallest monthly loss since September 2008.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take

Legg Mason Partners Large Cap Growth Fund	I

Letter from the chairman continued

aggressive and, in some cases, unprecedented actions. Looking back, after reducing the federal funds rateiii from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months leading up to the beginning of the reporting period. This was due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of 0 to 1/4 percent — a historic low — and has maintained this stance thus far in 2009. In conjunction with the June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite periods of extreme volatility, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six

II	Legg Mason Partners Large Cap Growth Fund

months ended May 31, 2009. After a modest gain in December 2008, the market fell sharply in January and February 2009. Stock prices continued to plunge in early March, at one point reaching a twelve-year low. Stocks then rallied sharply in March, April and May, returning 8.76%, 9.57% and 5.59%, respectively. All told, the Index rose 4.05% over the six-month reporting period.

Looking at the U.S. stock market more closely, in terms of market capitalizations, large-, mid- and small-cap stocks, as measured by the Russell 1000v, Russell Midcapvi and Russell 2000vii Indices, returned 5.73%, 14.25% and 7.02%, respectively, during the six-month period ended May 31, 2009. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 12.39% and -0.65%, respectively.

Performance review

For the six months ended May 31, 2009, Class A shares of Legg Mason Partners Large Cap Growth Fund, excluding sales charges, returned 21.31%. The Fund’s unmanaged benchmark, the Russell 1000 Growth Indexx, returned 12.29% over the same time frame. The Lipper Large-Cap Growth Funds Category Average1 returned 12.57% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 873 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Large Cap Growth Fund	III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of May 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Large Cap Growth Fund — Class A Shares	21.31%
Russell 1000 Growth Index	12.29%
Lipper Large-Cap Growth Funds Category Average[1]	12.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned 20.83%, Class C shares returned 20.90%, Class R shares returned 21.27% and Class I shares returned 21.54% over the six months ended May 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated March 19, 2009, the gross total operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.22%, 1.93%, 1.90%, 1.41% and 0.83%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 873 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Legg Mason Partners Large Cap Growth Fund

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to certain regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 26, 2009

Special shareholder notice

Effective July 15, 2009, Peter Bourbeau serves as co-portfolio manager of the Fund, along with Alan Blake, who has been managing the Fund since its inception in 1997. Mr. Bourbeau is a Portfolio Manager and Managing Director of ClearBridge Advisors, the Fund’s subadviser, and has been with the firm or predecessors since 1992.

Legg Mason Partners Large Cap Growth Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, common stocks are subject to market fluctuations. Diversification does not assure against market loss. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

VI	Legg Mason Partners Large Cap Growth Fund

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2008 and held for the six months ended May 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	21.31%	$1,000.00	$1,213.10	1.24%	$6.84
Class B	20.83	1,000.00	1,208.30	2.06	11.34
Class C	20.90	1,000.00	1,209.00	1.97	10.85
Class R	21.27	1,000.00	1,212.70	1.38	7.61
Class I	21.54	1,000.00	1,215.40	0.97	5.36

[1]	For the six months ended May 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,018.75	1.24%	$6.24
Class B	5.00	1,000.00	1,014.66	2.06	10.35
Class C	5.00	1,000.00	1,015.11	1.97	9.90
Class R	5.00	1,000.00	1,018.05	1.38	6.94
Class I	5.00	1,000.00	1,020.09	0.97	4.89

[1]	For the six months ended May 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the recent fiscal half-year, then divided by 365.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2009

LEGG MASON PARTNERS LARGE CAP GROWTH FUND
SHARES	SECURITY	VALUE

COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 15.3%
	Internet & Catalog Retail — 6.4%
1,600,000	Amazon.com Inc.*	$124,784,000
	Media — 2.8%
2,300,000	Walt Disney Co.	55,706,000
	Multiline Retail — 3.0%
1,050,000	Sears Holdings Corp.*	59,692,500
	Specialty Retail — 3.1%
2,600,000	Home Depot Inc.	60,216,000
	TOTAL CONSUMER DISCRETIONARY	300,398,500
CONSUMER STAPLES — 10.9%
	Beverages — 6.4%
1,500,000	Coca-Cola Co.	73,740,000
1,000,000	PepsiCo Inc.	52,050,000
	Total Beverages	125,790,000
	Food & Staples Retailing — 2.1%
1,340,140	CVS Corp.	39,936,172
	Household Products — 2.4%
900,000	Procter & Gamble Co.	46,746,000
	TOTAL CONSUMER STAPLES	212,472,172
FINANCIALS — 13.5%
	Capital Markets — 5.9%
400,000	BlackRock Inc., Class A Shares	63,800,000
3,000,000	Charles Schwab Corp.	52,800,000
	Total Capital Markets	116,600,000
	Diversified Financial Services — 2.9%
2,700,000	Nasdaq OMX Group Inc.*	56,997,000
	Insurance — 4.7%
1,000	Berkshire Hathaway Inc., Class A Shares*	91,600,000
	TOTAL FINANCIALS	265,197,000
HEALTH CARE — 17.9%
	Biotechnology — 11.4%
1,300,000	Amgen Inc.*	64,922,000
1,200,000	Biogen Idec Inc.*	62,148,000
1,100,000	Celgene Corp.*	46,464,000
1,650,000	Vertex Pharmaceuticals Inc.*	49,186,500
	Total Biotechnology	222,720,500
	Health Care Equipment & Supplies — 1.0%
311,930	Edwards Lifesciences Corp.*	19,913,611

See Notes to Financial Statements.

4	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

LEGG MASON PARTNERS LARGE CAP GROWTH FUND
SHARES	SECURITY	VALUE

	Pharmaceuticals — 5.5%
1,100,000	Johnson & Johnson	$60,676,000
342,140	Roche Holding AG(a)	46,638,702
	Total Pharmaceuticals	107,314,702
	TOTAL HEALTH CARE	349,948,813
INDUSTRIALS — 5.0%
	Electrical Equipment — 2.9%
300,000	First Solar Inc.*	57,000,000
	Industrial Conglomerates — 2.1%
3,000,000	General Electric Co.	40,440,000
	TOTAL INDUSTRIALS	97,440,000
INFORMATION TECHNOLOGY — 36.3%
	Communications Equipment — 10.5%
3,100,000	Cisco Systems Inc.*	57,350,000
2,424,350	Juniper Networks Inc.*	59,954,175
2,000,000	QUALCOMM Inc.	87,180,000
	Total Communications Equipment	204,484,175
	Internet Software & Services — 11.9%
3,800,000	Akamai Technologies Inc.*	84,588,000
2,600,000	eBay Inc.*	45,812,000
175,000	Google Inc., Class A Shares*	73,015,250
1,800,000	Yahoo! Inc.*	28,512,000
	Total Internet Software & Services	231,927,250
	Semiconductors & Semiconductor Equipment — 5.2%
3,500,000	Intel Corp.	55,020,000
4,500,000	NVIDIA Corp.*	46,935,000
	Total Semiconductors & Semiconductor Equipment	101,955,000
	Software — 8.7%
2,300,000	Electronic Arts Inc.*	52,877,000
1,900,000	Microsoft Corp.	39,691,000
3,925,720	Red Hat Inc.*	78,318,114
	Total Software	170,886,114
	TOTAL INFORMATION TECHNOLOGY	709,252,539
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,872,418,251)	1,934,709,024

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2009

LEGG MASON PARTNERS LARGE CAP GROWTH FUND
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 1.4%
	Repurchase Agreement — 1.4%
$27,123,000	Interest in $146,624,000 joint tri-party repurchase agreement dated 5/29/09 with Barclays Capital Inc., 0.170% due 6/1/09; Proceeds at maturity — $27,123,384; (Fully collateralized by U.S. government obligations, 3.750% due 11/15/18; Market value — $27,665,477) (Cost — $27,123,000)	$27,123,000
	TOTAL INVESTMENTS — 100.3% (Cost — $1,899,541,251#)	1,961,832,024
	Liabilities in Excess of Other Assets — (0.3)%	(6,344,427)
	TOTAL NET ASSETS — 100.0%	$1,955,487,597

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2009

ASSETS:
Investments, at value (Cost — $1,899,541,251)	$1,961,832,024
Cash	792
Receivable for Fund shares sold	2,531,978
Dividends and interest receivable	1,856,826
Prepaid expenses	110,737
Total Assets	1,966,332,357
LIABILITIES:
Payable for securities purchased	4,531,320
Payable for Fund shares repurchased	3,226,992
Investment management fee payable	1,188,720
Transfer agent fees	1,083,897
Distribution fees payable	607,126
Trustees’ fees payable	168,532
Accrued expenses	38,173
Total Liabilities	10,844,760
TOTAL NET ASSETS	$1,955,487,597
NET ASSETS:
Par value (Note 6)	$1,096
Paid-in capital in excess of par value	2,116,887,516
Accumulated net investment loss	(1,456,270)
Accumulated net realized loss on investments and foreign currency transactions	(222,259,130)
Net unrealized appreciation on investments and foreign currencies	62,314,385
TOTAL NET ASSETS	$1,955,487,597
Shares Outstanding:
Class A	78,272,108
Class B	5,707,877
Class C	17,192,695
Class R	15,522
Class I	8,390,959
Net Asset Value:
Class A (and redemption price)	$18.10
Class B1	$16.59
Class C1	$16.60
Class R (and redemption price)	$18.02
Class I (and redemption price)	$18.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$19.20

[1]	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended May 31, 2009

INVESTMENT INCOME:
Dividends	$11,069,575
Interest	15,337
Less: Foreign taxes withheld	(162,623)
Total Investment Income	10,922,289
EXPENSES:
Investment management fee (Note 2)	6,585,743
Distribution fees (Notes 2 and 5)	3,388,633
Transfer agent fees (Note 5)	1,854,755
Shareholder reports (Note 5)	140,595
Trustees’ fees	78,080
Registration fees	78,028
Insurance	36,787
Audit and tax	26,152
Legal fees	17,895
Custody fees	7,397
Miscellaneous expenses	11,437
Total Expenses	12,225,502
NET INVESTMENT LOSS	(1,303,213)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	165,343,636
Foreign currency transactions	19,079
Net Realized Gain	165,362,715
Change in Net Unrealized Appreciation/Depreciation From:
Investments	182,834,163
Foreign currencies	23,612
Change in Net Unrealized Appreciation/Depreciation	182,857,775
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	348,220,490
INCREASE IN NET ASSETS FROM OPERATIONS	$346,917,277

See Notes to Financial Statements.

8	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MAY 31, 2009 (unaudited) AND THE YEAR ENDED NOVEMBER 30, 2008	2009	2008
OPERATIONS:
Net investment loss	$ (1,303,213)	$ (10,482,470)
Net realized gain (loss)	165,362,715	(57,599,847)
Change in net unrealized appreciation/depreciation	182,857,775	(1,409,874,748)
Increase (Decrease) in Net Assets From Operations	346,917,277	(1,477,957,065)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	188,922,364	797,153,098
Cost of shares repurchased	(373,325,870)	(1,801,233,359)
Decrease in Net Assets From Fund Share Transactions	(184,403,506)	(1,004,080,261)
INCREASE (DECREASE) IN NET ASSETS	162,513,771	(2,482,037,326)
NET ASSETS:
Beginning of period	1,792,973,826	4,275,011,152
End of period*	$1,955,487,597	$1,792,973,826
* Includes accumulated net investment loss of:	$(1,456,270)	$(153,057)

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	9

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$14.92	$25.74	$23.92	$23.30	$20.74	$21.16
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.00)[3]	(0.06)	(0.07)	(0.04)	(0.06)	(0.00)[3]
Net realized and unrealized gain (loss)	3.18	(10.76)	1.89	0.66	2.62	(0.42)
Total income (loss) from operations	3.18	(10.82)	1.82	0.62	2.56	(0.42)
NET ASSET VALUE, END OF PERIOD	$18.10	$14.92	$25.74	$23.92	$23.30	$20.74
Total return[4]	21.31%	(42.04)%	7.61%	2.66%	12.34%	(1.98)%
NET ASSETS, END OF PERIOD (MILLIONS)	$1,417	$1,259	$2,607	$2,453	$2,040	$1,280
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.24%[5]	1.20%	1.12%[6]	1.11%	1.17%	1.17%
Net expenses	1.24 [5]	1.20	1.12 [6]	1.09 [7]	1.17	1.15 [7]
Net investment income (loss)	(0.02)[5]	(0.26)	(0.29)	(0.17)	(0.30)	0.02
PORTFOLIO TURNOVER RATE	12%	26%	9%	13%	12%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.11%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2008		2007		2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.73	$23.86		$22.33		$21.92	$19.66	$20.20
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.06)	(0.20)		(0.23)		(0.20)	(0.21)	(0.16)
Net realized and unrealized gain (loss)	2.92	(9.93)		1.76		0.61	2.47	(0.38)
Total income (loss) from operations	2.86	(10.13)		1.53		0.41	2.26	(0.54)
NET ASSET VALUE, END OF PERIOD	$16.59	$13.73		$23.86		$22.33	$21.92	$19.66
Total return[3]	20.83%	(42.46)%		6.85%		1.87%	11.50%	(2.67)%
NET ASSETS, END OF PERIOD (MILLIONS)	$95	$102		$291		$462	$754	$981
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	2.06%[4]	1.93%		1.92%[5]		1.87%	1.90%	1.90%
Net expenses	2.06 [4]	1.91	[6],7	1.81	[5,6],7	1.85 [7]	1.90	1.88 [7]
Net investment loss	(0.83)[4]	(0.98)		(0.99)		(0.94)	(1.05)	(0.77)
PORTFOLIO TURNOVER RATE	12%	26%		9%		13%	12%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.91% and 1.80%, respectively.

[6]

Effective February 2, 2007 until April 1, 2008, the manager contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expense) to limit total annual operating expenses to 1.88% of average net assets for Class B shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	11

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$13.73	$23.86	$22.33	$21.91	$19.65	$20.20
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.05)	(0.19)	(0.23)	(0.19)	(0.22)	(0.15)
Net realized and unrealized gain (loss)	2.92	(9.94)	1.76	0.61	2.48	(0.40)
Total income (loss) from operations	2.87	(10.13)	1.53	0.42	2.26	(0.55)
NET ASSET VALUE, END OF PERIOD	$16.60	$13.73	$23.86	$22.33	$21.91	$19.65
Total return[3]	20.90%	(42.46)%	6.85%	1.92%	11.50%	(2.72)%
NET ASSETS, END OF PERIOD (MILLIONS)	$285	$263	$601	$702	$902	$935
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.97%[4]	1.90%	1.85%[5]	1.85%	1.92%	1.90%
Net expenses	1.97 [4]	1.89 [6,7]	1.83 [5,6,7]	1.82 [7]	1.92	1.88 [7]
Net investment loss	(0.74)[4]	(0.95)	(1.00)	(0.91)	(1.07)	(0.74)
PORTFOLIO TURNOVER RATE	12%	26%	9%	13%	12%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.85% and 1.82%, respectively.

[6]

Effective February 2, 2007 until April 1, 2008, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expense) to limit total annual operating expenses to 1.85% of average net assets for Class C shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS R SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.86	$25.69	$24.08
INCOME (LOSS) FROM OPERATIONS:
Net investment loss	(0.01)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	3.17	(10.74)	1.74
Total income (loss) from operations	3.16	(10.83)	1.61
NET ASSET VALUE, END OF PERIOD	$18.02	$14.86	$25.69
Total return[4]	21.27%	(42.16)%	6.69%
NET ASSETS, END OF PERIOD (000s)	$280	$189	$93
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.38%[5]	1.41%	1.36%[5,6]
Net expenses	1.38 [5]	1.41	1.36 [5,6]
Net investment loss	(0.15)[5]	(0.44)	(0.55)[5]
PORTFOLIO TURNOVER RATE	12%	26%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]	For the period December 28, 2006 (inception date) to November 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would not have changed.

See Notes to Financial Statements.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	13

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$15.55	$26.74	$24.76	$24.03	$21.31	$21.65
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.02	0.02	0.02	0.05	0.02	0.09
Net realized and unrealized gain (loss)	3.33	(11.21)	1.96	0.68	2.70	(0.43)
Total income (loss) from operations	3.35	(11.19)	1.98	0.73	2.72	(0.34)
NET ASSET VALUE, END OF PERIOD	$18.90	$15.55	$26.74	$24.76	$24.03	$21.31
Total return[3]	21.54%	(41.85)%	8.00%	3.04%	12.76%	(1.57)%
NET ASSETS, END OF PERIOD (MILLIONS)	$158	$169	$776	$2,289	$2,460	$1,635
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.97%[4]	0.83%	0.73%[5]	0.73%	0.78%	0.79%
Net expenses	0.97 [4]	0.83	0.73 [5]	0.72 [6]	0.78	0.76 [6]
Net investment income	0.26 [4]	0.11	0.08	0.19	0.09	0.41
PORTFOLIO TURNOVER RATE	12%	26%	9%	13%	12%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2009 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would not have changed.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	15

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in securities	$1,961,832,024	$1,888,070,322	$73,761,702	—

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

16	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	17

Notes to financial statements (unaudited) continued

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2009, LMIS and its affiliates received sales charges of approximately $21,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A		CLASS B	CLASS C
CDSCs	$0	*	$42,000	$4,000

*	Amount represents less than $1,000.

18	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of May 31, 2009, the Fund had accrued $7,662 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$208,374,708
Sales	438,238,407

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$353,759,638
Gross unrealized depreciation	(291,468,865)
Net unrealized appreciation	$ 62,290,773

4. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2009, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

For the six months ended May 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$1,596,384	$1,325,384	$114,020
Class B	470,078	126,978	10,412
Class C	1,321,531	248,536	15,921
Class R	640	132	4
Class I	—	153,725	238
Total	$3,388,633	$1,854,755	$140,595

6. Shares of beneficial interest

At May 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MAY 31, 2009		YEAR ENDED NOVEMBER 30, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	10,083,255	$161,300,826	34,900,526	$687,412,281
Shares repurchased	(16,233,762)	(251,909,140)	(51,770,877)	(1,124,744,762)
Net decrease	(6,150,507)	$(90,608,314)	(16,870,351)	$(437,332,481)
Class B
Shares sold	149,139	$2,185,192	249,531	$5,065,014
Shares repurchased	(1,843,810)	(26,389,367)	(5,061,149)	(104,544,392)
Net decrease	(1,694,671)	$(24,204,175)	(4,811,618)	$(99,479,378)
Class C
Shares sold	770,059	$11,226,558	1,678,918	$34,106,001
Shares repurchased	(2,745,261)	(39,553,662)	(7,655,377)	(153,209,035)
Net decrease	(1,975,202)	$(28,327,104)	(5,976,459)	$(119,103,034)
Class R
Shares sold	7,895	$127,086	10,258	$229,238
Shares repurchased	(5,093)	(77,679)	(1,170)	(24,402)
Net increase	2,802	$49,407	9,088	$204,836
Class I
Shares sold	843,986	$14,082,702	3,037,091	$70,340,564
Shares repurchased	(3,291,877)	(55,396,022)	(21,229,109)	(418,710,768)
Net decrease	(2,447,891)	$(41,313,320)	(18,192,018)	$(348,370,204)

20	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

7. Capital loss carryforward

As of November 30, 2008, the Fund had a net capital loss carryforward of approximately $364,059,976, of which $23,039,843 expires in 2009, $2,204,357 expires in 2010, $66,135,786 expires in 2011, $44,748,963 expires in 2012, $107,613,669 expires in 2013, $81,428,997 expires in 2014 and $38,888,361 expires in 2016. These amounts will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds.

22	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM,

Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

(collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

10. Recent accounting pronouncement

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

24	Legg Mason Partners Large Cap Growth Fund 2009 Semi-Annual Report

Legg Mason Partners Large Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust

Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

North Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Large Cap Growth Fund

The Fund is a separate diversified investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at
1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Large Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD1520 7/09 SR09-848

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 4, 2009